Subsequent events (Details)		1 Months Ended		12 Months Ended
	Jan. 28, 2026 Employees € / shares	Nov. 30, 2025 € / shares	Aug. 31, 2025 € / shares	Dec. 31, 2025	Dec. 31, 2024 € / shares	Feb. 28, 2026 € / shares
Subsequent Event [Line Items]
Dividends declared (in EUR per share)					€ 6.40
Dividend payable, increase (in percentage)				17.20%
Dividends paid (in EUR per share)		€ 1.60	€ 1.60
Forecast | Other Restructuring
Subsequent Event [Line Items]
Restructuring, number of positions eliminated | Employees	1,700
Subsequent Event
Subsequent Event [Line Items]
Dividends declared (in EUR per share)	€ 7.50
Dividends payable (in EUR per share)	€ 2.70					€ 1.60